Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development expense	$ 3,569	$ 12,995	$ 27,220
Chemistry And Formulation Studies [Member]
Research and development expense	573	2,448	5,009
Salaries [Member]
Research and development expense	676	1,692	2,963
Stock Based Compensation [Member]
Research and development expense	243	383	660
Research And Preclinical Studies [Member]
Research and development expense	460	1,346	2,163
Clinical Studies [Member]
Research and development expense	616	6,532	14,937
Regulatory And Other Expenses [Member]
Research and development expense	$ 1,001	$ 594	$ 1,488